SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Short term bank deposit average interest rate	0.60%	0.60%
Derivative financial instruments
Notional amount of contracts	$ 4,800
Share-based Compensation
Share based compensation expenses (income)	$ 38	$ 3	$ 8
Buildings [Member]
Property, plant and equipment
Estimated useful lives, years	25 years
Machinery and Equipment [Member]
Property, plant and equipment
Estimated useful lives, years	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	4 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	10 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	6 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Software [Member]
Property, plant and equipment
Estimated useful lives, years	3 years